UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-825

American Growth Fund, Inc.
(Exact name of registrant as specified in charter)

1636 Logan Street, Denver, Colorado, 80203
(Address of principal executive offices) (Zip code)

Registrants telephone number, including area code: 303-626-0600

Date of fiscal year end: 07/31/2014

Date of reporting period: 07/01/2013 - 06/30/2014

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§239.24 and §274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant´s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

American Growth Fund Series One

Item 1. Proxy Voting Record.

Name of Security	Ticker Symbol and Cusip number	Shareholder Meeting Date	Identification Voted On	Proposed	Cast its Vote (Yes or No)	How Cast its Vote (Yes, No or Abstain)	Cast its Vote For or Against Management
Cisco Systems, Inc.	CSCO 17275R102	11/19/2013	1. Directors Recommend
1a. Carol A. Bartz
1b. Marc Benioff
1c. Gregory Q. Brown
1d. M. Michele Burns
1e. Michael D. Capellas
1f. John T. Chambers
1g. Brian L. Halla
1h. Dr. John L. Hennessy
1i. Dr. Kristina M. Johnson
1j. Roderick C. McGeary
1k. Arun Sarin
1l. Steven M. West
2. Approval of amendment and restatement of The 2005 Stock Incentive Plan
3. Approval, on an advisory basis, of executive compensation
4. Ratification of Pricewaterhousecoopers LLP as CISCO´s independent registered public accounting firm for fiscal 2014
			5. Approval to have cisco hold a competition for Giving Public Advice on the Voting Items in the Proxy Filing for Cisco´s 2014 Annual Shareowners Meeting.	Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes	For For For For For For For For For For For For For For For Against	For For For For For For For For For For For For For For For Against
Honeywell International Inc.	HON 438516-106	4/28/2014	A. Election of Director: Gordon M. Bethune
1B. Election of Director: Kevin Burke
1C. Election of Director: Jaime Chico Pardo
1D. Election of Director: David M. Cote
1E. Election of Director: D. Scott Davis
1F. Election of Director: Linnet F. Deily
1G. Election of Director: Judd Gregg
1H. Election of Director: Clive Hollick
1I. Election of Director: Grace D. Lieblein
1J. Election of Director: George Paz
1K. Election of Director: Bradley T. Sheares
1L. Election of Director: Robin L. Washington
2. Approval of Independent Accountants
3. Advisory Vote to Approve Executive Compensation
4. Independent Board Chairman
5. Right to Act by Written Consent
6. Eliminate Accelerated Vesting in a change in control.
			7. Political Lobbying and Contributions	Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes	For For For For For For For For For For For For For For Against Against Against Against	For For For For For For For For For For For For For For Against Against Against Against
Waste Management, Inc.	WM 94106L-109	5/13/2014	1A. Election of Director: Bradbury H. Anderson
1B. Election of Director: Frank M. Clark, Jr.
1C. Election of Director: Patrick W. Gross
1D. Election of Director: Victoria M. Holt
1E. Election of Director: John C. Pope
1F. Election of Director: W. Robert Reum
1G. Election of Director: David P. Steiner
1H. Election of Director: Thomas H. Weidemeyer
2. Ratification of the appointment of Ernst & Young, LLP as the independent Registered public accounting firm for 2014
3. Approval of our Executive Compensation
4. Approval of our 2014 Stock Incentive Plan
			5. Stockholder proposal regarding disclosure of political contributions, if properly presented at the meeting.	Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes	For For For For For For For For For For For Against	For For For For For For For For For For For Against
Capital One Financial Corp	COF 14040H-105	5/1/2014	1A. Election of Director: Richard D. Fairbank
1B. Election of Director: Patrick W. Gross
1C. Election of Director: Ann Fritz Hackett
1D. Election of Director: Lewis Hay, III
1E. Election of Director: Benjamin P. Jenkins, III
1F. Election of Director: Pierre E. Leroy
1G. Election of Director: Peter E. Raskind
1H. Election of Director: Mayo A. Shattuck III
1I. Election of Director: Bradford H. Warner
1J. Election of Director: Catherine G. West
2. Ratification of Selection of Ernst & Young LLP as independent auditors of capital one for 2014
3. Approval of Capital One´s Third Amended and Restated 2004 Stock incentive plan
4. Advisory approval of capital one´s 2013 named executive officer compensation
5A. Approval of amendments to capital one's restated certificate of incorporation to remove supermajority voting standards applicable to the following action: future amendments to the amended and restated bylaws and the restated certificate of incorporation
5B. Approval of Amendments to Capital One´s Restated Certificate of Incorporation to remove supermajority voting standards applicable to the following action: removing any director from office
5C. Approval of Amendments to Capital One´s restated certificate of incorporation to remove supermajority voting standards applicable to the following action: certain business combiations
			6. Stockholder proposal regarding an independt board chairman, if presented at the meeting	Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes	For For For For For For For For For For For For For For For For Against	For For For For For For For For For For For For For For For For Against
RPC, INC.	RES 749660-106	4/22/2014	1. Director - 1. R. Randall Rollings, 2. Henrey B. Tippie, 3. James B. Williams
2. To Ratify the Appointment of Grant Thornton LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2014
3. To Approve the Proposed 2014 Stock incentive plan
4. To hold a nonbinding vote to approve executive compensation
			5. To vote on the stockholder proposal requesting that the company issue a sustainability report	Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes	For For For For Against	For For For For Against
AXA	AXAHY 054536-107	4/23/2014	O1. Approval of the company´s financial statements for the fiscal year 2013-parent only
O2. Approval of the consolidated financial statements for the fiscal year 2013
O3. Earnings appropriation fo rthe fiscal year 2013 and delaration of a dividend of euro 0.81 per share
O4. Advisory Vote on the Individual compensation of the chairman & chief executive officer
O5. Advisory Vote on the individual compenation of the deputy chief executive officer
O6. Approval of the Statutory Auditors special report on regualted agreements
O7. Approval of Commitments Referred to in article L.225-42-1 of the french commercial code granted to Mr. Hendri de Castries
O8. Approval of commitments referred to in article L.225-42-1 of the french commercial code granted to Mr. Denis Duverne
O9. Re-appointment of Mr. Henri de castries as Director
O10. Re-appointment of Mr. Norbert Dentressangle as Director
O11. Re-appointment of Mr. Denis Duverne as Director
O12. Re-appointment of Mrs. Isabelle Kocher as Director
O13. Re-appointment of Mrs. Suet Fern Lee as Director
O14. Setting of the annual Amount of Directors´ Fees allocated to the members of the board of Diretos
O15. Authorization Granted to the Board of Directors in order to purchase ordinary shares of the company
E16. Delegation of Power Granted to the board of Directors to increase the share capital by issuing ordinary shares or securities giving a claim to the company´s ordinary shares, reserved for emplyees entrolled in an employer-sponsored copany savings plan, without preferntial subscritpion rights of the shareholdrs
E17. Delegation of Powergranted to the board of directors to increase the share capital of the company by issuing ordinary shares, without preferential subscription rights of the shareholders, in favor of a specific category of beneficiaries
E18. Authorization Granted to the board of Directors to grant subscription or purchase options to eligible employees and executive officers of the axa group, resulting in the waiver by shareholders of their preferential subscription rights to share to be issed upon exercise of subscription options
E19. Authorization Granted to the Board of Directors to Freely Grant, Existing or to be issued performance shares, to eligible employees and executive officers of the axa group resulting automatically, in the event of shares to be issued in the waiver by sharesholders of their preferential subscription rights to the shares to be issued
E20. Authorization Granted to the Board of Directors to Reduce the share capital through the cancellation of ordinary shares
			E21. Authroization to comply with all formal requirements in connection with th is shareholders meeting	Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes	For For For For For For For For For For For For For For For For For For For For For	For For For For For For For For For For For For For For For For For For For For For
Bristol-Myers Squbb Company	BMY 110122-108	5/6/2014	1A. Election of Director: L. Andreotti
1B. Election of Director: L.B. Campbell
1C. Election of Director: J.M. Cornelius
1D. Election of Director: L.H. Glimcher, M.D.
1E. Election of Director: M. Grobstein
1F. Election of Director: A.J. Lacy
1G. Election of Director: T.J. Lynch, Jr., M.D.
1H. Election of Director: D.C. Paliwal
1I. Election of Director: V.L. Sato, PH.D.
1J. Election of Director: G.L. Storch
1K. Election of Director: T.D. West, Jr.
2. Ratification of the appointment of indepent registered public accounting firm
3. Advisory vote to approve the compensation of our named executive officers.
			4. Simple Majority Vote.	Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes	For For For For For For For For For For For For For Abstain	For For For For For For For For For For For For For Abstain
Intel Corporation	INTC 458140-100	5/22/2014	1A. Election of Director: Charlene Barshefsky
1B. Election of Director: Andy D. Bryant
1C. Election of Director: Susan L. Decker
1D. Election of Director: John J. Donahoe
1E. Election of Director: Reed E. Hundt
1F. Election of Director: Reed E. Hundt
1G. Election of Director: James D. Plummer
1H. Election of Director: David S. Pottruck
1I. Election of Director: Frank D. Yeary
1J. Election of Director: David B. Yoffie
2. Ratification of Selection of Ernst & Young LLP as our independent Registered public accounting firm for the current year
			3. Advisory vote to apporve executive compensation	Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes	For For For For For For For For For For For For	For For For For For For For For For For For For
Kansas City Southern	KSU 485170-302	5/1/2014	1. Director 1. Henry R. Davis, 2. Robert J. Druten, 3. Rodney E. Slater
2. Ratification of the audit committees selection of KPMG LLP as our independent registered public accounting firm for 2014
3. Advisory (non-binding) vote approving the 2013 compensation of our named executive officers
4. Approval of an amendment to the kansas city southern amended and restated certificate of incorporation to declassify the board of directos
			5. Approval of an amendment to the kansas city soutern amended and restated certificate of incorporation to give stockholders the right to call a special meeting	Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes	For For For For For	For For For For For
Pultegroup, Inc.	PHM 745867-101	5/7/2014	1. Director 1. Brian P. Anderson, 2. Bryce Blair, 3. Tichard J. Dugas, Jr., 4. Thomas J. Folliard, 5. Cheryl W. Grise, 6. Andre J. Hawaux, 7. Debra J. Kelly-ennis, 8. Patrick J. O'Leary, 9. James J. Postl
2. The Ratification of the Appointment of Ernst & Young LLP As our independent Registered Public Accounting Firm.
3. An Advisroy Vote to Approve Executive Compensation
4. A Shareholder proposal requesting the election of directors by a majority , rather than plurality, vote, if properly presented at the meeting
			5. A Shareholder proposal regarding the use of performace-based options, if properly presented at the meeting.	Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes	For For For Against Against	For For For Against Against
The Middleby Corporation	MIDD 596278-101	5/6/2014	1.1 Election of Director: Selim A. Bassoul
1.2 Election of Director: Sarah Palisi Chapin
1.3 Election of Director: Robert B. Lamb
1.4 Election of Director: John R. Miller III
1.5 Election of Director: Gordon O'Brien
1.6 Election of Director: Philip G. Putnam
1.7 Election of Director: Sabin C. Streeter
2. Approval, by an advisory vote, of the 2013 compensation of the companys named executive officers, as disclosed pursuant to the compensation disclosure rules of the securities and exhange commission ("SEC")
3. Amendment of the company´s restated certificate of incorporation to increase the number of authorized shares of common stock from 47,500,000 to 95,000,000
			4. Ratification of the selection of Ernst & Young LLP as the companys independent public accountant for the current fiscal year ending January 3, 2015	Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes	For For For For For For For For For For	For For For For For For For For For For
Amgen Inc.	AMGN 031162-100	5/15/2014	1A. Election of Director: Election of Director: Dr. David Baltimore
1B. Election of Director: Mr. Frank J. Bondi, Jr.
1C. Election of Director: Mr. Robert A. Bradway
1D. Election of Director: Mr. Francois de Carbonnel
1E. Election of Director: Dr. Vance D. Coffman
1F. Election of Director: Mr. Robert A. Eckert
1G. Election of Director: Mr. Greg C. Garland
1H. Election of Director: Dr. Rebecca M. Henderson
1I. Election of Director: Dr. Frank C. Herringer
1J. Election of Director: Dr. Tyler Jack
s 1K. Election of Director: Ms. Judith C. Pelham
1L. Election of Director: Dr. Ronald D. Sugar
2. To Ratify the selection of Ernst & Young LLP as our independent registered public accountants for the year ending December 31, 2014
3. Advisory Vote to Approve our Executive Compensation
			4. Stockholder Proposal No. 1 (Vote Tabulation)	Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes	For For For For For For For For For For For For For For Against	For For For For For For For For For For For For For For Against
Chemed Corporation	CHE 16359R-103	5/19/2014	1A. Election of Director: Kevin J. McNamara
1B. Election of Director: Joel F. Gemunder
1C. Election of Director: Patrick P. Grace
1D. Election of Director: Thomas C. Hutton
1E. Election of Director: Walter L. Krebs
1F. Election of Director: Andrew R. Lindell
1G. Election of Director: Thomas P. Rice
1H. Election of Director: Donald E. Saunders
1I. Election of Director: George J. Walsh III
1J. Election of Director: Frank E. Wood
2. Ratification of Audit Committee´s Selection of PriceWaterHouseCoopers LLP as Independent accountants for 2014
			3. Advisory vote to approve executive compensation.	Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes	For For For For For For For For For For For For	For For For For For For For For For For For For
Flowserve Corporation	FLO 34354P-105	5/22/2014	1. Director
1. Gayla J. Delly
2. Rick J. Mills
3. Charles M. Rampacek
4. William C. Rushnack
5. John R. Friedery
6. Joe E. Harlan
7. Leif E. Darner
2. Advisory Vote on Executive Compensation
3. Ratify the appointment of Pricewaterhousecoopers LLP to Serve as the company´s independent registered public accounting firm for 2014
			4. A Shareholder proposal requesting the board of directors take action to implement confidential voting in uncontested proxy solications	Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes	For For For For For For For For For For Against	For For For For For For For For For For Against
Lincoln National Corporation	LNC 534187-109	5/22/2014	1.1 Election of Director: Dennis R. Glass
1.2 Election of Director: Gary C. Kelly
1.3 Election of Director: Michael F. Mee
2. The Ratification of the appointmnet of Ernst & Young LLP as the independent registered public accounting firm for 2014
3. The approval of an advisory resolution on the compensation of our named executive officers
			4. The approval of the Lincoln national corporatoin 2014 incentive compensation plan	Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes	For For For For For For	For For For For For For
Teradyne, Inc.	TER 880770-102	5/20/2014	1A. Election of Director: Michael A. Bradley
1B. Election of Director: Daniel W. Christman
1C. Election of Director: Edwin J. Gillis
1D. Election of Diretor: Timothy E. Guertin
1E. Election of Director: Mark E. Jagela
1F. Election of Director: Paul J. Tufano
1G. Election of Director: Roy A. Vallee
2. To Approve in a non-binding, advisory vote, the compenation of the company´s named executive officers as disclosed in the company´s proxy statement under the headings "Compensation Disscussion and Analysis" and "Executive compensation tables".
			3. To ratify the selection of pricewaterhousecoopers llp as indendent registered public accounting firm for the fiscal year ending december 31, 2014	Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes Yes Yes Yes	For For For For For For For For For	For For For For For For For For For
The Medicines Company	MIDD 584688-105	5/29/2014	1. Director
1. Robert J. Hugin
2. Clive A. Meanwell
3. Elizabeth H.S. Wyatt
2. Approve Amendments to the 2013 stock incentive plan.
3. Approve, in a advisory vote, the compensation of our named executive officers as presented in the proxy statement.
			4. Ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for the year ending December 31, 2014	Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes	For For For For For For	For For For For For For
Neustar, Inc.	NSR 64126X-201	5/28/2014	1A. Election of Director: James G. Cullen
1B. Election of Director: Joel P. Friedman
1C. Election of Director: Mark H. Greene
2. Ratification of Ernst & Young LLP as Neustar, Inc´s Independent registered public accounting firm for 2014
3. Aprpoval of an advisory resolution to approve executive compensation.
4. Approval of the amended and restated neustar, inc. corporate bonus plan (FKA the 2009 Performance achievement award plan).
			5. A stockholder proposal to declassify the board of directors.	Issuer Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes Yes	For For For For For For Against	For For For For For For Against
Time Warner Inc.	TWX 887317-303	6/13/2014	1A. Election of Director: James L. Barksdale
1B. Election of Director: William P. Barr
1C. Election of Director: Jeffrey L. Bewkes
1D. Election of Director: Stephen F. Bollenbach
1E. Election of Director: Robert C. Clark
1F. Election of Director: Mathias Dopfner
1G. Election of Director: Jessica P. Einhorn
1H. Election of Director: Carlos M. Gutierrez
1I. Election of Director: Fred Hassan
1J. Election of Director: Kenneth J. Novack
1K. Election of Director: Paul D. Wachiter
1L. Election of Director: Deborah C. Wright
2. Ratification of Apoointment of Independent auditor.
3. Advisory Vote to approve named executive officer compensation
			4. Shareholder proposal on independent chairman of the board.	Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes	For For For For For For For For For For For For For For Against	For For For For For For For For For For For For For For Against
Petsmart, Inc	PETM 716768-106	6/18/2014	1A. Election of Director: Angel Cabrera
1B. Election of Director: Rita V. Foley
1C. Election of Director: Rakesh Gangwal
1D. Election of Director: Joseph S. Hardin, Jr.
1E. Election of Director: Gregory P. Josefowicz
1F. Election of Director: David K. Lenhardt
1G. Election of Director: Richard K. Lochridge
1H. Election of Director: Barbara Munder
1I. Election of Director: Elizabeth A. Nickels
1J. Election of Director: Thomas G. Stemberg
2. To ratify the appointment of deloitte & Touche LLP as our independent registered public accounting firm for our 2014 fiscal year ending February 1, 2015
			3. To approve, by non-binding advisory vote, exective compensation	Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes	For For For For For For For For For For For For	For For For For For For For For For For For For
Time Warner Cable, Inc	TWC 88732J-207	6/5/2014	1A. Election of Director: Carole Black
1B. Election of Director: Glenn A. Britt
1C. Election of Director: Tomas H. Castro
1D. Election of Director: David C. Chang
1E. Election of Director: James E. Copeland, Jr
1F. Election of Director: Peter R. Haje
1G. Election of Director: Donna A. James
1H. Election of Director: Don Logan
1I. Election of Director: Robert D. Marcus
1J. Election of Director: N.J. Nicholas, Jr.
1K. Election of Director: Wayne H. Pace
1L. Election of Director: Edward D, Shirley
1M. Election of Director: John E. Sununu
2. Ratification of Independent Registered Public Accounting Firm
3. Advisory Vote to approve named executive officer compensation.
4. Stockholder proposal on Disclousre of Lobbying Activities.
			5. Stockholder Proposal on Accelerated vesting of equity awards in a change in control.	Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes	For For For For For For For For For For For For For For For Against Against	For For For For For For For For For For For For For For For Against Against
Dollar Tree Inc	DLTR 256746-108	6/19/2014	1. Director
1. Arnold S. Barron
2. Macon F. Brock, Jr.
3. Mary Anne Citrino
4. H. Ray Compton
5. Conrad M. Hall
6. Lemuel E. Lewis
7. J. Douglas Perry
8. Bob Sasser
9. Thomas A. Saunders
10. Thomas E. Whiddon
11. Carl P. Zeithaml
2. To approve, on an advisory basis, the compensation of the company´s named executive officers
3. To ratify the selection of KPMG as the company´s independent registered public accounting firm
			4. Shareholder proposal to implement a majority vote standard in uncontested director elections	Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes	For For For For For For For For For For For For For Against	For For For For For For For For For For For For For Against

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Growth Fund, Inc.

By: /s/ Timothy E. Taggart
Timothy E. Taggart
President
Date: 08/27/2014